SUBSEQUENT EVENTS	6 Months Ended
Mar. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

On April 19, 2024 , the Company’s shareholders approved the increase of the Company’s authorized share capital, with effect from such date as the board of directors of the Company may determine in its sole discretion, from US$166,667 divided into 100,000,000 ordinary shares of par value US$0.00166667 each (each being an “Ordinary Share”) to US$833,335 divided into 500,000,000 Ordinary Shares of par value US$0.00166667 each (the “Share Capital Increase”). Each issued and outstanding Ordinary Share, which is expected to be 35,750,000 Ordinary Shares, be re-designated and re-classified into one Class A ordinary share of par value US$0.00166667 each (each being a “Class A Ordinary Share”). Of the remaining authorized but unissued Ordinary Shares:

(a)	50,000,000 Ordinary Shares be re-designated and re-classified into 50,000,000 preferred shares of par value US$0.00166667 each (each being a “Preferred Share”);
(b)	100,000,000 Ordinary Shares be re-designated and re-classified into 100,000,000 Class B Ordinary Shares of par value US$0.00166667 each; and
(c)

each of the remaining authorized but unissued Ordinary Shares, which is expected to be 314,250,000 be re-designated and re-classified into Class A Ordinary Shares of par value US$0.00166667 each, (the “Share Capital Reorganization”), such that following the Share Capital Reorganization, the authorized share capital of the Company shall be US$833,335 divided into 350,000,000 Class A Ordinary Shares of par value US$0.00166667 each, 100,000,000 Class B Ordinary Shares of par value US$0.00166667 each, and 50,000,000 Preferred Shares of par value US$0.00166667 each.

The Company’s management reviewed all material events that have occurred after the balance sheet date through September 15, 2024 on which these financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events except disclosed in above that would have required adjustment or disclosure in the condensed consolidated financial statements.